Shareholders' equity - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Compensation expense	$ 57,589	$ 35,247
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	4,517	5,392
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	10	188
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4,507	$ 5,204